UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period: November 30, 2014

Updated August 1, 2011

Item 1. Reports to Stockholders.

CONSILIUM EMERGING MARKET SMALL CAP FUND

INVESTOR CLASS SHARES — CEMSX
INSTITUTIONAL CLASS SHARES — CEMNX

ANNUAL REPORT

www.consiliumfunds.com	NOVEMBER 30, 2014

CONSILIUM EMERGING MARKET SMALL CAP FUND

Dear Fellow Shareholders:

I am pleased to present our annual shareholder letter for the Consilium Emerging Market Small Cap Fund (CEMNX/CEMSX, “the Fund”). The Fund is focused on investing in equity securities of global emerging market companies with market capitalizations less than $3 billion. The investment team utilizes a focused, non-indexed rifle shot approach when making investment decisions. Securities are selected for the Fund’s portfolio utilizing a fully integrated holistic approach by combining company fundamental analysis with global and country macroeconomic and policy analysis, along with a clear understanding of the liquidity in the targeted securities. The main goal of the Fund is to exploit the inefficiencies (pricing, perception, informational, etc.) that are often associated with Emerging Market Small Cap and Frontier Market securities, as well as the cycles in economic policy driven by political changes.

The Institutional Class of the Fund returned 10.50% for the period since inception (December 30, 2013) through November 30, 2014. The MSCI Emerging Markets Small Cap Index Net TR (total return) posted a gain of 4.32% for the same period. The Fund outperformed the index by 618 bps (basis points) since the inception of the Fund.

The best performing countries in the MSCI Emerging Market Small Cap Index were India, Thailand and South Africa. These countries provided 345 bps, 147 bps, and 97 bps of performance since inception on December 30, 2013. The performance of the MSCI Emerging Market Small Cap Equity Index was impacted by exposures to Taiwan, Brazil, and Russia which had a negative impact of 138 bps, 105 bps and 34 bps, respectively for the same period.

Exposures to India, Nigeria, and Indonesia provided upside for the Fund having contributed 584 bps, 364 bps, and 322 bps since the launch of the fund on December 30, 3013. The exposures to Korea, Peru, and Hong Kong dampened the returns having a negative impact of 249 bps, 168 bps, and 124 bps, respectively over the same period.

In terms of individual securities, the top contributors for the period were Heritage Oil – a Pan-African Oil and Gas company (394 bps), Cahya Mata Sarawak – a Malaysian building materials and construction services company (223 bps), and Gujarat Pipavar Port. – a marine shipping port in India (210 bps). The largest detractors for the period included Hellenic Exchanges – Athens stock exchange (95 bps), fast-food operator, Arcos Dorados (89 bps), and Soulbrain Company Ltd, a Korean semi-conductor chemical supply company (78 bps).

As we look forward, global emerging market valuations, including small cap, remain attractive relative to historical levels and against broader developed markets on an absolute and historical basis. The Fund is trading at a forward price to earnings ratio of 10.4x with expected EPS (Earnings per Share) growth north of 25%, which equates to a PEG (Price to Earnings Growth Ratio) of 0.42. Investors should not be looking at emerging market allocations as the “risk-off” trade in 2015, but as an opportunity to increase exposures at very attractive valuation levels compared to other equity investments around the globe. Long-term growth trends favor some specific countries in the emerging markets over the next three to five years. Furthermore, we believe that, coupled with lower energy prices, emerging countries that are energy importers will benefit

CONSILIUM EMERGING MARKET SMALL CAP FUND

considerably from the current low price environment although we do not necessarily see current low prices as lasting forever. More importantly we see in a number of emerging countries a trend towards significantly improved or at least improving economic policy sets which bode well for investments in those countries. Of course there are those countries where the opposite is happening and where we generally avoid exposure unless the individual story and valuation opportunity is compelling.

A critical input into Consilium’s investment process is traveling to countries and visiting with senior management teams and/or controlling shareholder groups of companies we own, as well as those on our radar screen. Our team is preparing for a number of additional trips over the next few months. We will be traveling to Greece in the coming weeks just in time for the upcoming elections. Other members of the team will be off to Asia meeting with companies in India, Korea, Bangladesh, Sri Lanka, China, Hong Kong and Vietnam. We will report back after our trips to provide you with an update on both existing holdings and potential new ideas.

If you have any questions regarding the Fund or have interest in hearing our views on the global emerging markets, we encourage you to contact us. Thank you for your continued support. We look forward to providing you with another update in six months.

Kind Regards,

Jonathan Binder
Chief Investment Officer
Consilium Investment Management

CONSILIUM EMERGING MARKET SMALL CAP FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager and are subject to change, not guaranteed, and should not be considered investment advice.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in Emerging Market Small Capitalization and Frontier Market companies involve additional risks. These include: limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund runs a focused portfolio, meaning it may concentrate its assets in fewer individual holdings than a more diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a more diversified fund.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 572-3679.

The MSCI Emerging Markets Small Cap Index is the primary benchmark for the Fund. The MSCI Emerging Markets Small Cap Index measures the performance of EM small cap equities as selected by MSCI. The investment results of an index assume reinvestment of dividends; you cannot invest in an index. The index is used for comparison purposes only and are not meant to be indicative of a portfolio’s performance, asset composition, or volatility. The performance of the Fund may differ markedly from that of compared indices due to varying degrees of diversification and/or other facts. Market Capitalization (Cap) is the total value of the issued shares of a publicly traded company; it is equal to the share price times the number of shares outstanding. The Price-Earnings Ratio (P/E Ratio) is a valuation ratio of a company’s current share price compared to its per-share earnings as calculated by the market value per share divided by earnings per share. A basis point is one hundredth of one percent (0.01%).

Earnings Growth is not a measure of a funds future performance.

Earnings Per Share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock. Earnings per share serves as an indicator of a company’s profitability. Price to Earnings Growth Rate or PEG Ratio is a stock’s price-to-earnings ratio divided by the growth rate of its earnings for a specified time period.

The price/earnings to growth (PEG) ratio is used to determine a stock’s value while taking the company’s earnings growth into account, and is considered to provide a more complete picture than the P/E ratio. Cash flow is a revenue or expense stream that changes an account over a given period.

Portfolio holdings and Sectors are subject to change. The mention of specific securities and countries are for illustration and commentary purposes only and should not be considered a recommendation to purchase or sell a particular security. Security returns are calculated in the base currency (USD).

Montage Investments, LLC is the advisor to the Consilium Emerging Market Small Cap Fund. Consilium Investment Management is the sub-advisor to the Fund.

The Fund is distributed by Quasar Distributors, LLC.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000 at the inception of the Fund(1) and is provided for informational purposes only. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced by the applicable management fee, operating expenses and all other expenses incurred due to maintenance of the account. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) — As of November 30, 2014

Since Inception(1)
Investor Class	10.30%
Institutional Class	10.50%
MSCI Emerging Markets Small Cap Index(2)	4.32%

(1)	Inception date of the Fund was December 30, 2013.
(2)	The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of small capitalization stocks in global emerging markets.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Expense Example (Unaudited)
November 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is provided for informational purposes only and is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 – November 30, 2014).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Please note that this is not the Fund’s actual return, but is used for informational purposes only to showcase how to calculate the ongoing costs associated with the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(06/01/2014)	(11/30/2014)	(06/01/2014 – 11/30/2014)
Investor Class Actual(2)	$1,000.00	$979.60	$9.68
Investor Class Hypothetical
(5% annual return before expenses)	1,000.00	1,015.29	9.85

Institutional Class Actual(2)	1,000.00	981.30	8.44
Institutional Class Hypothetical
(5% annual return before expenses)	1,000.00	1,016.55	8.59

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended November 30, 2014 of -2.04% and -1.87% for the Investor Class and Institutional Class, respectively.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Allocation of Portfolio Holdings(1) (unaudited)
As of November 30, 2014
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of November 30, 2014
(% of Net Assets)

China Lesso Group Holdings	3.8%
Ecobank Transnational	3.7%
HSBC Bank, PTC India, 03/03/2017	3.6%
HSBC Bank, Tata Communications, 09/01/2017	3.6%
Steel Pipe Industry of Indonesia	3.5%
Bank Pembangunan Daerah Jawa Timur	3.4%
Talaat Moustafa Group	3.4%
Vietnam Opportunity Fund	3.4%
Protasco	3.3%
Eastern Tobacco	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Schedule of Investments
November 30, 2014

	Shares	Value
COMMON STOCKS — 70.8%
Argentina — 2.4%
Banco Macro — ADR	15,684	$663,590
Cresud — ADR	53,132	626,426
		1,290,016
Brazil — 2.9%
Banco ABC Brasil	284,162	1,557,823

Cambodia — 2.3%
NagaCorp	1,573,448	1,257,392

Chile — 1.9%
Parque Arauco	512,338	1,018,858

China — 3.8%
China Lesso Group Holdings	3,697,768	2,047,371

Egypt — 8.6%
Commercial International Bank Egypt	166,553	1,153,736
Eastern Tobacco	68,614	1,679,352
Talaat Moustafa Group	1,267,116	1,813,088
		4,646,176
Greece — 2.3%
Hellenic Exchanges	175,955	1,252,049

Indonesia — 10.5%
Bank Pembangunan Daerah Jawa Timur	49,142,121	1,828,923
Global Mediacom	5,706,313	750,738
Steel Pipe Industry of Indonesia	78,643,255	1,893,480
Tiga Pilar Sejahtera Food	6,349,057	1,181,027
		5,654,168
Kazakhstan — 1.7%
Steppe Cement	1,664,199	909,825

Malaysia — 5.8%
Cahya Mata Sarawak	978,445	1,342,788
Protasco	3,737,285	1,798,214
		3,141,002
Nigeria — 3.7%
Ecobank Transnational	20,064,091	1,966,517

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Schedule of Investments – Continued
November 30, 2014

	Shares	Value
Pakistan — 2.7%
Lucky Cement	215,684	$1,010,742
Oil & Gas Development	195,362	409,016
		1,419,758
Peru — 6.2%
Alicorp	414,546	1,056,421
Cementos Pacasmayo — ADR	152,039	1,289,291
Ferreycorp	1,764,114	966,803
		3,312,515
Philippines — 3.7%
Pepsi-Cola Products Philippines *	5,618,990	535,512
Security Bank	421,116	1,479,744
		2,015,256
South Korea — 6.6%
Eugene Technology	96,924	1,393,433
I-Sens *	22,483	1,276,005
Seegene *	20,962	893,392
		3,562,830
Taiwan — 2.5%
Lung Yen Life Service	433,337	1,361,778

Turkey — 3.0%
Torunlar Gayrimenkul Yatirim Ortakligi	987,225	1,605,732

Ukraine — 0.2%
MHP — GDR, Reg S	8,955	97,162
TOTAL COMMON STOCKS
(Cost $38,725,652)		38,116,228

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Schedule of Investments – Continued
November 30, 2014

	Shares	Value
PARTICIPATION NOTES — 15.9%
India — 11.1%
HSBC Bank, IPCA Laboratories, 01/06/2017	71,940	$790,953
HSBC Bank, Jammu & Kashmir Bank, 10/28/2016	588,300	1,307,806
HSBC Bank, PTC India, 03/03/2017	1,240,198	1,952,911
HSBC Bank, Tata Communications, 09/01/2017	262,091	1,930,887
		5,982,557
Saudi Arabia — 4.8%
HSBC Bank, Al Khaleej Training & Education, 07/18/2016	70,674	1,083,367
HSBC Bank, United International Transportation, 07/31/2017	80,859	1,495,665
		2,579,032
TOTAL PARTICIPATION NOTES
(Cost $8,448,612)		8,561,589

INVESTMENT COMPANIES — 5.5%
Romania — 2.1%
Fondul Proprietatea	4,418,266	1,148,291

Vietnam — 3.4%
Vietnam Opportunity Fund *	674,986	1,807,175
TOTAL INVESTMENT COMPANIES
(Cost $2,805,284)		2,955,466

SHORT-TERM INVESTMENT — 9.9%
Fidelity Institutional Government Portfolio, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $5,356,136)	5,356,136	5,356,136
Total Investments — 102.1%
(Cost $55,335,684)		54,989,419
Other Assets and Liabilities, Net — (2.1)%		(1,154,439)
Total Net Assets — 100.0%		$53,834,980

* Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Reg S — Security sold outside United States without registration under the Securities Act of 1933.
^ Variable rate security — The rate shown is the rate in effect as of November 30, 2014.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Schedule of Investments – Continued
November 30, 2014

At November 30, 2014, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Financials #	30.2%
Industrials	11.4%
Consumer Discretionary	11.1%
Materials	9.5%
Consumer Staples	8.4%
Health Care	5.5%
Investment Companies	5.5%
Utilities	3.6%
Telecommunication	3.6%
Information Technology	2.6%
Energy	0.8%
Short-Term Investment	9.9%
Other Assets and Liabilities, Net	(2.1%)
Total	100.0%

#	As of November 30, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Statement of Assets And Liabilities
November 30, 2014

ASSETS:
Investments, at value
(Cost $55,335,684)		$54,989,419
Foreign currencies
(Cost $15)		15
Dividends and interest receivable		57,356
Receivable for capital shares sold		71,535
Prepaid expenses		19,124
Total assets		55,137,449

LIABILITIES:
Payable for investment securities purchased		775,522
Payable to custodian		416,806
Payable to investment adviser		35,020
Accrued distribution fees		37
Payable for fund administration & accounting fees		15,407
Payable for compliance fees		2,589
Payable for transfer agent fees & expenses		11,838
Payable for custody fees		17,999
Payable for trustee fees		374
Accrued expenses		26,877
Total liabilities		1,302,469

NET ASSETS		$53,834,980

NET ASSETS CONSIST OF:
Paid-in capital		$52,979,476
Accumulated net investment loss		(72,564)
Accumulated undistributed net realized gain on investments		1,273,450
Net unrealized appreciation (depreciation) on:
Investments		(346,265)
Foreign currency translation		883
Net Assets		$53,834,980

	Investor Class	Institutional Class
Net Assets	$1,453,051	$52,381,929
Shares issued and outstanding(1)	131,701	4,741,161
Net asset value, redemption price and offering price per share(2)	$11.03	$11.05

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Statement of Operations
For the Period Ended November 30, 2014(1)

INVESTMENT INCOME:
Interest income	$4,351
Dividend income	516,329
Less: foreign taxes withheld	(37,254)
Total investment income	483,426

EXPENSES:
Investment adviser fees (See Note 5)	405,329
Fund administration & accounting fees (See Note 5)	86,041
Custody fees (See Note 5)	82,098
Transfer agent fees (See Note 5)	66,321
Federal & state registration fees	41,677
Audit fees	16,499
Compliance fees (See Note 5)	14,214
Legal fees	11,200
Trustee fees (See Note 5)	10,000
Other	5,848
Postage & printing fees	5,005
Distribution fees - Investor Class (See Note 6)	654
Total expenses before reimbursement/waiver	744,886
Less: reimbursement/waiver from investment adviser (See Note 5)	(284,859)
Net expenses	460,027

NET INVESTMENT INCOME	23,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,276,450
Net realized loss on foreign currency translation	(98,963)
Net change in unrealized appreciation (depreciation) on:
Investments	(346,265)
Foreign currency translation	883
Net realized and unrealized gain on investments	832,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$855,504

(1) Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Statement of Changes In Net Assets

For The Period
December 30, 2013(1)
to November 30, 2014
OPERATIONS:
Net investment income	$23,399
Net realized gain on investments	1,276,450
Net realized loss on foreign currency translation	(98,963)
Net change in unrealized appreciation (depreciation) on:
Investments	(346,265)
Foreign currency translation	883
Net increase in net assets resulting from operations	855,504

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,519,909
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(52,534)
Redemption fees	—
Increase in net assets from Investor Class transactions	1,467,375
Institutional Class:
Proceeds from shares sold	52,906,513
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(1,394,583)
Redemption fees	171
Increase in net assets from Institutional Class transactions	51,512,101
Net increase in net assets resulting from capital share transactions	52,979,476

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—
Institutional Class	—
From net realized gains:
Investor Class	—
Institutional Class	—
Total distributions to shareholders	—

TOTAL INCREASE IN NET ASSETS	53,834,980

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(72,564)	$53,834,980

(1) Inception date of the Fund.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Financial Highlights
For The Period Ended November 30, 2014(1)

For a Fund share outstanding throughout the period.

	Investor Class		Institutional Class
PER SHARE DATA:
Net asset value, beginning of period	$10.00		$10.00
Investment operations:
Net investment income (loss)	(0.00	)(2)	0.01
Net realized and unrealized gain on investments
and translation of foreign currency	1.03		1.04
Total from investment operations	1.03		1.05
Less distributions from:
Net investment income	–		–
Net realized gains	–		–
Total distributions	–		–
Redemption fees	–		–	(2)
Net asset value, end of period	$11.03		$11.05

TOTAL RETURN	10.30	%(3)	10.50	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, at end of period (000’s)	$1,453		$52,382
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	2.69	%(4)	2.76	%(4)
After expense reimbursement/waiver	1.95	%(4)	1.70	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(0.90	)%(4)	(0.97	)%(4)
After expense reimbursement/waiver	(0.16	)%(4)	0.09	%(4)
Portfolio turnover rate	71	%(3)	71	%(3)

(1)	Inception date of the Fund was December 30, 2013.
(2)	Amount per share is less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements
November 30, 2014

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Consilium Emerging Market Small Cap Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on December 30, 2013. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Montage Investments, LLC (the “Adviser”). The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of November 30, 2014 and during the period from December 30, 2013 through November 30, 2014, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. While the Fund is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities linked to its investments in Participation Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from Participation Notes is recorded as dividend income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of November 30, 2014, the Fund

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements – Continued
November 30, 2014

decreased accumulated undistributed net investment income by $95,963 and increased accumulated undistributed net realized gain on investments by $95,963.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of the average daily net assets of the Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. PRINCIPAL RISKS

Currency Risk – When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Emerging Markets Risk – Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Foreign Securities Risk – Investing in foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements – Continued
November 30, 2014

Participation Notes Risk – Participation Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. The risk that the Fund may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Fund purchases Participation Notes issued by one issuer or a small number of issuers. Participation Notes involve transaction costs. Participation Notes may be illiquid and therefore subject to the Fund’s percentage limitation for investments in illiquid securities.

4. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange, shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value using an independent fair value pricing service, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Participation Notes – Participation Notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country where direct investment is not allowed. Participation Notes are valued at the market price of the underlying security.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements – Continued
November 30, 2014

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,676,469	$35,439,759	$—	$38,116,228
Participation Notes	—	8,561,589	—	8,561,589
Investment Companies	—	2,955,466	—	2,955,466
Short-Term Investment	5,356,136	—	—	5,356,136
Total Investments in Securities	$8,032,605	$46,956,814	$—	$54,989,419

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2014, the Fund had no transfers to/from all levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Adviser has engaged Consilium Investment Management LLC as the sub-adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Pursuant to a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, an annual sub-advisory fee of 1.00% of the Fund’s average net assets at month-end.

The Fund’s Adviser and the Sub-Adviser have contractually agreed to waive a portion or all of their management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser and/or Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement is in effect through at least May 31, 2015. Prior to May 31, 2015, this Operating Expense Limitation Agreement cannot be terminated. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
11/30/2017	$284,859

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements – Continued
November 30, 2014

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period December 30, 2013 through November 30, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

6. DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. For the period ended November 30, 2014, the Investor Class incurred expenses of $654 pursuant to the Plan.

7. CAPITAL SHARE TRANSACTIONS

For the Period
December 30, 2013(1)
to November 30, 2014
Investor Class:
Shares sold	136,409
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(4,708)
Net increase in Investor Class shares	131,701

Institutional Class:
Shares sold	4,867,588
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(126,427)
Net increase in Institutional Class shares	4,741,161
Net increase in shares outstanding	4,872,862

(1) Inception date of the Fund was December 30, 2013.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Notes to Financial Statements – Continued
November 30, 2014

8. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended November 30, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$66,480,639	$17,745,434

9. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at November 30, 2014, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Depreciation	Tax Cost
$3,039,379	$(3,641,600)	$(602,221)	$55,591,640

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the differences in tax treatment of foreign currency translation.

At November 30, 2014, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Other		Total
Ordinary	Accumulated	Unrealized	Accumulated
Income	Gains	Depreciation	Earnings
$1,456,842	$883	$(602,221)	$855,504

As of November 30, 2014, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended November 30, 2014, the Fund does not plan to defer any late year losses.

10. SUBSEQUENT EVENTS

On December 23, 2014, the Fund paid a distribution to the Investor Class in the amount of $31,185, or $0.27922 per share and to the Institutional Class in the amount of $1,425,690, or $0.28508 per share.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2014, National Financial Services, for the benefit of its customers owned 70.62% of the outstanding shares of the Fund.

12. LINE OF CREDIT

The Trust established for the benefit of the Fund an unsecured line of credit (“LOC”) in the amount of $5,000,000 or 33.33% of the value of the Fund’s investments, whichever is less, which matures, unless renewed, on July 29, 2015. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions and the right of set-off on the Fund’s assets, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. The interest rate during the period was 3.25%. All terms and borrowing limits imposed by the line of credit are subject to review and approval by the Fund’s Board of Trustees. During the period ended November 30, 2014, the Fund did not draw upon the line of credit.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Consilium Emerging Market Small Cap Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Consilium Emerging Market Small Cap Fund (the “Fund”), a series of Managed Portfolio Series, as of November 30, 2014, and the related statements of operations and changes in net assets and the financial highlights for the period December 30, 2013 (commencement of operations) through November 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Consilium Emerging Market Small Cap Fund as of November 30, 2014, and the results of its operations, changes in its net assets, and the financial highlights for the period December 30, 2013 (commencement of operations) through November 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 26, 2015

CONSILIUM EMERGING MARKET SMALL CAP FUND

Additional Information (Unaudited)
November 30, 2014

TRUSTEES AND OFFICERS

		Term of Office	Number of	Principal Occupation(s)	Other Directorships
Name, Address	Position(s) Held	and Length of	Portfolios in Trust	During the Past	Held by Trustee During
and Age	with the Trust	Time Served	Overseen by Trustee	Five Years	the Past Five Years
Independent Trustees
Roel C. Campos, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Trustee	Indefinite Term; Since April 2011	26	Partner, Locke Lord LLP (a law firm) (2011-present); Partner, Cooley LLP (a law firm) (2007-2011); Commissioner, U.S. Securities and Exchange Commission (2002-2007).	Director, WellCare Health Plans, Inc. (2013-Present); Director, Regional Management Corp. (2012-Present).
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Trustee	Indefinite Term; Since April 2011	26	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions (3 Portfolios) (2012-Present).
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Indefinite Term; Since April 2011	26	Chief Financial Officer, Robert W. Baird & Co. Incorporated (2000-2011).	Independent Trustee, ETF Series Solutions (3 Portfolios) (2012-Present); Director, Anchor Bancorp Wisconsin, Inc. (2011-2013).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since April 2011	26	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Insurance Trust (7 Portfolios) (2006-Present)

CONSILIUM EMERGING MARKET SMALL CAP FUND

Additional Information (Unaudited) – Continued
November 30, 2014

TRUSTEES AND OFFICERS

		Term of Office	Number of	Principal Occupation(s)	Other Directorships
Name, Address	Position(s) Held	and Length of	Portfolios in Trust	During the Past	Held by Trustee During
and Age	with the Trust	Time Served	Overseen by Trustee	Five Years	the Past Five Years
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Chairman, and Trustee	Indefinite Term; Since January 2011	26	Executive Vice President, U.S. Bancorp Fund Services, LLC(1994-present).	None
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Age: 41	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Angela L. Pingel, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 43	Secretary	Indefinite Term; Since January 2011	N/A	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2011-present); Vice President and Securities Counsel, Marshall & Ilsley Trust Company N.A. (2007-2010);	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: 41	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present)	N/A

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Additional Information (Unaudited) – Continued
November 30, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-572-3679.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-572-3679. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-572-3679, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended November 30, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2014 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

TAX INFORMATION

The Consilium Emerging Market Small Cap Fund has elected to pass through to its shareholders the foreign taxes paid for the period ended November 30, 2014 as follows:

Foreign	Foreign	Foreign Taxes
Dividend Income	Taxes Paid	Paid Per Share
$469,810	$37,309	$0.0077

Foreign Tax Credit

The Consilium Emerging Market Small Cap Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below. Therefore, shareholders who must file a US Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0077 per share for each share owned on November 30, 2014, in computing their tax liability.

CONSILIUM EMERGING MARKET SMALL CAP FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Montage Investments, LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas, 66211

INVESTMENT SUB-ADVISER
Consilium Investment Management LLC
3101 N. Federal Hwy, Suite 502
Fort Lauderdale, Florida 33306

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104-5029

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-572-3679.

YL-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal year ended November 30, 2014, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for the past fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2014
Audit Fees	$13,500
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 11/30/2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2014
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	February 6, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	February 6, 2015

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	February 6, 2015

* Print the name and title of each signing officer under his or her signature.